Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2018
Numerator
Net income	$ 134,463	$ 120,407	$ 127,038	$ 115,932	$ 122,027	$ 131,448	$ 124,279	$ 101,692	$ 497,840	[1]	$ 479,446	[1]	$ 354,396	[1]
Net income and dividends attributable to participating restricted shares									(3,663)		(3,295)		(2,650)
Numerator for basic earnings per common share									494,177		476,151		351,746
Undistributed income allocated to participating restricted shares									2,417		2,252		1,617
Undistributed income reallocated to participating restricted shares									(2,406)		(2,240)		(1,603)
Numerator for diluted earnings per common share									$ 494,188		$ 476,163		$ 351,760
Denominator
Weighted average number of shares outstanding - basic									133,590		137,418		142,422
Weighted average number of participating restricted shares									(983)		(944)		(1,065)
Weighted average number of common shares - basic									132,607		136,474		141,357
Effect of dilutive stock options granted									642		691		1,282
Weighted average number of common shares - diluted									133,249		137,165		142,639
Basic earnings per common share	$ 1.02	$ 0.90	$ 0.95	$ 0.86	$ 0.90	$ 0.96	$ 0.90	$ 0.73	$ 3.73		$ 3.49		$ 2.49
Diluted earnings per common share	$ 1.01	$ 0.90	$ 0.94	$ 0.85	$ 0.90	$ 0.96	$ 0.90	$ 0.72	$ 3.71		$ 3.47		$ 2.47

[1]	In fiscal years 2020, 2019 and 2018, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.